Shareholders' equity - Summary of Calculation of Dividends and Interest on Capital (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Dividends [abstract]
Statutory net income	R$ 21,945	R$ 21,108	R$ 18,853
Legal reserve	(1,097)	(1,055)	(943)
Dividend calculation basis	20,848	20,053	17,910
Mandatory dividend	5,212	5,013	4,478
Dividends and Interest on Capital Paid / Provided for / Identified	R$ 22,437	R$ 17,558	R$ 10,000